Related Party Disclosures (Details) - Schedule of income and expenses from related party transactions - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Disclosures (Details) - Schedule of income and expenses from related party transactions [Line Items]
Interest and UF indexation revenue	$ 61,145	$ 19,421	$ 15,790
Income from commissions	112,489	98,915	41,166
Net Financial income (expense)	88,103	49,775	(34,375)
Other income	79	466	469
Total Income	261,816	168,577	23,050
Interest and UF indexation expense	10,588	491	259
Expenses from commissions	35,948	29,813	39,988
Expenses credit losses	268	1,733	1,225
Expenses from salaries and employee benefits	104,570	93,204	97,820
Administrative expenses	25,977	24,174	21,438
Other expenses	28	37	4
Total Expenses	177,379	149,452	160,734
Parent Entity [Member]
Related Party Disclosures (Details) - Schedule of income and expenses from related party transactions [Line Items]
Interest and UF indexation revenue			17
Income from commissions	92	149	157
Net Financial income (expense)			976
Other income
Total Income	92	149	1,150
Interest and UF indexation expense	826	3	60
Expenses from commissions
Expenses credit losses
Expenses from salaries and employee benefits
Administrative expenses
Other expenses
Total Expenses	826	3	60
Other Legal Entity [Member]
Related Party Disclosures (Details) - Schedule of income and expenses from related party transactions [Line Items]
Interest and UF indexation revenue	49,027	12,591	11,847
Income from commissions	112,308	98,680	40,900
Net Financial income (expense)	88,103	49,775	(35,351)
Other income	79	466	469
Total Income	249,517	161,512	17,865
Interest and UF indexation expense	8,412	457	191
Expenses from commissions	35,948	29,813	39,988
Expenses credit losses	242	1,659	1,697
Expenses from salaries and employee benefits	173	6	16
Administrative expenses	22,254	20,771	18,153
Other expenses	10	32
Total Expenses	67,039	52,738	60,045
Key personnel of the consolidated Bank [Member]
Related Party Disclosures (Details) - Schedule of income and expenses from related party transactions [Line Items]
Interest and UF indexation revenue	2,382	1,313	587
Income from commissions	20	26	18
Net Financial income (expense)
Other income
Total Income	2,402	1,339	605
Interest and UF indexation expense	156	4	1
Expenses from commissions
Expenses credit losses	(5)		(41)
Expenses from salaries and employee benefits	32,873	26,100	9,105
Administrative expenses	3,603	3,325	3,173
Other expenses	3	1	1
Total Expenses	36,630	29,430	12,239
Other Related party [Member]
Related Party Disclosures (Details) - Schedule of income and expenses from related party transactions [Line Items]
Interest and UF indexation revenue	9,736	5,517	3,339
Income from commissions	69	60	91
Net Financial income (expense)
Other income
Total Income	9,805	5,577	3,430
Interest and UF indexation expense	1,194	27	7
Expenses from commissions
Expenses credit losses	31	74	(431)
Expenses from salaries and employee benefits	71,524	67,098	88,699
Administrative expenses	120	78	112
Other expenses	15	4	3
Total Expenses	$ 72,884	$ 67,281	$ 88,390